UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [x]; Amendment Number: 1

     This  Amendment  (Check  only  one.):  [x] is a  restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Austin Investment Management Inc
Address:     70 East 55th Street, 8th Floor
             New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rheema Pike
Title:       Chief Compliance Officer
Phone:       212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 June 30, 2006
[Signature]                      [City, State]                [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

[Repeat as necessary .]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     131

Form 13F Information Table Value Total:     $169,658
                                            (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                           Form 13F File Number         Name
                                   28-

[Repeat as necessary.]


Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------            --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
1/100 Berkshire
  Hathaway               CL A            084990175    4,065     4500  SH     SOLE                                        X
3m Co Com                COM             88579Y101    1,048    13850  SH     SOLE                                        X
AT&T, Inc.               COM             00206R102      385    14247  SH     SOLE                                        X
Abbott Laborator         COM             002824100      377     8895  SH     SOLE                                        X
A G C O Corp.            COM             001084102      294    14200  SH     SOLE                                        X
Ak Steel Holding Corp.   COM             001547108      670    44700  SH     SOLE                                        X
Alcoa Inc.               COM             013817101      363    11900  SH     SOLE                                        X
Alltell Corp.            COM             020039103      365     5650  SH     SOLE                                        X
American Express         COM             025816109    3,347    63700  SH     SOLE                                        X
Ameriprise Finl Inc.     COM             03076C106      474    10540  SH     SOLE                                        X
Applied Matls Inc.       COM             038222105      210    12000  SH     SHARED-DEFINED           X
Applied Matls Inc.       COM             038222105       35     2000  SH     SOLE                                        X
Applied Micro Circuits   COM             03822w109      244    60000  SH     SOLE                                        X
Aqua America Inc         COM             03836w103    1,554    55876  SH     SOLE                     X
Archer-Daniels
   -Midland Co           COM             039483102     1208    35900  SH     SOLE                                        X
Autodesk Inc Com         COM             052769106      793    20600  SH     SOLE                                        X
Aviall Inc New C         COM             05366B102      685    18000  SH     SOLE                                        X
Avx Corp New Com         COM             002444107      885    50000  SH     SHARED-DEFINED           X
Avx Corp New Com         COM             002444107    1,692    95600  SH     SOLE
Baker Hughes Inc         COM             057224107    7,322   107050  SH     SOLE                     X
Bank Of America          COM             060505104    1,057    23216  SH     SOLE                                        X
Bank Of New York         COM             064057102      199     5536  SH     SOLE                                        X
Bea Systems Inc.         COM             073325102      433    33000  SH     SHARED-DEFINED           X
Bea Systems Inc.         COM             073325102       29     1900  SH     SOLE                                        X
Bellsouth Corp           COM             079860102      344     9952  SH     SOLE                                        X
Bp Amoco Plc-            SPONSORED ADR   055622104      476     6916  SH     SOLE                                        X
Bristol Myers Squibb     COM             110122108      615    25000  SH     SHARED-DEFINED           X
Bristol Myers Squibb     COM             110122108      413    16800  SH     SOLE                                        X
Burlington Northern
   Santa Fe              COM             12189T104      166     2000  SH     SHARED-DEFINED           X
Burlington Northern
   Santa Fe              COM             12189T104    2,058    24700  SH     SOLE                                        X
Chevrontexaco Co         COM             166764100    7,525   129812  SH     SOLE                     X
Chicago Bridge
   & Iron NV             NY REGISTERY    167250109      168     7000  SH     SHARED-DEFINED           X
Chicago Bridge
   & Iron NV             NY REGISTERY    167250109    3,978   165750  SH     SOLE                                        X
Cisco Systems            COM             17275R102    4,349   200732  SH     SOLE                     X
Citigroup Inc.           COM             172967101      547    11595  SH     SOLE                                        X
Coherent Inc.            COM             192479103      175     5000  SH     SHARED-DEFINED           X
Coherent Inc.            COM             192479103      122     3500  SH     SOLE                                        X
Colgate Palmolive        COM             194162103      330     5780  SH     SOLE                     X
Commscope Inc            COM             203372107      485    17000  SH     SOLE                     X
Conocophillips Co        COM             20825C104    1,438    22775  SH     SOLE                                        X
Consolidated Edison      COM             209115104    2,110    48525  SH     SOLE                     X
Corning Inc.             COM             219350105      472    17575  SH     SOLE                     X
Costco Wholesale         COM             22160K105      460     8500  SH     SOLE                                        X
Credence Systems         COM             225302108       14     2000  SH     SOLE                     X
Credence Systems         COM             225302108      367    50000  SH     SHARED-DEFINED           X
Diageo Plc-ADR           SPON ADR NEW    25243Q205      634    10000  SH     SOLE                     X
Diageo Plc-ADR           SPON ADR NEW    25243Q205       71     1132  SH     SOLE                     X
Duke Power Co            COM             26441C105    1,222    41944  SH     SOLE                     X
Du Pont E.I.
   De Nemours & Co.      COM             263534109      460    10900  SH     SOLE                                        X
East Group Prope         COM             277276101      407     8600  SH     SOLE                                        X
Eli Lilly & Co           COM             532457108    1,454    26294  SH     SOLE                                        X
Encana Corp.             COM             292505104    1,168    25000  SH     SHARED-DEFINED           X
Encana Corp.             COM             292505104    8,516   182254  SH     SOLE                     X
Essex Ppty Tr In         COM             297178105      369     3400  SH     SOLE                                        X
Exelon Corp.             COM             30161N101      239     4524  SH     SOLE                                        X
Exxon Mobil Corp         COM             30231G102    2,960    48648  SH     SOLE                     X
Fording Canadian Coal    TR UNIT         345425102      379    10000  SH     SHARED-DEFINED           X
Fording Canadian Coal    TR UNIT         345425102       28      750  SH     SOLE                     X
Fpl Group Inc.           COM             302571104      208     5200  SH     SOLE                                        X
General Electric         COM             369604103      684    20382  SH     SOLE                     X
Golar Lng Ltd            SHS             g9456a100      406    30000  SH     SOLE                                        X
Grant Prideco In         COM             38821G101    2,369    55300  SH     SOLE                     X
H J Heinz Co             COM             423074103      303     8000  SH     SOLE                                        X
Hollis-Eden
   Pharmaceutical        COM             435902101      125    20300  SH     SOLE                                        X
Home Depot               COM             437076102    1,439    34050  SH     SOLE                     X
Honeywell Inc            COM             438516106    6,863   160500  SH     SOLE                     X
Ingersoll-Rand Co.       CL A            G4776G101    3,782    90525  SH     SOLE                     X
Intel Corp.              COM             458140100      758    39205  SH     SOLE                                        X
Internet Commerce
   Cl A                  COM             46059F109      638   168842  SH     SOLE                                        X
Jakks Pac Inc            COM             47012E106      542    20300  SH     SOLE                                        X
Johnson & Johnson        COM             478160104    1,535    25930  SH     SOLE                     X
K Swiss Inc CL A         CL A            482686102      120     4000  SH     SOLE                                        X
Keycorp                  COM             493267108      220     6000  SH     SOLE                                        X
Kos Pharmaceuticals      COM             500648100      907    19000  SH     SHARED-DEFINED           X
Kos Pharmaceuticals      COM             500648100   17,334   362879  SH     SOLE                                        X
Liberty Media Co         COM SER A       530718105      286    34920  SH     SOLE                     X
Maui Ld &
   Pineapple Inc         COM             577345101      286     7600  SH     SOLE                                        X
Mcgrath Rentcorp         COM             580589109      300    10000  SH     SOLE                                        X
Mellon Financial         COM             58551A108      201     5664  SH     SOLE                     X
Mercantile
   Bankares Corp.        COM             587405101      305     7950  SH     SOLE                     X
Merck & Co Inc.          COM             589331107      140     4000  SH     SOLE                                        X
Merrill Lynch &  Co.     COM             590188108      645     8200  SH     SOLE                     X
Microsoft Corp.          COM             594918104      632    23258  SH     SOLE                     X
Millea Holdings          ADR             60032R106      394     4000  SH     SOLE                                        X
Monster Worldwide        COM             611742107      324     6500  SH     SOLE                                        X
News Corporation CL A    CL A            65248E104      520    31318  SH     SOLE                     X
Noble Corporation        SHS             G65422100    5,587    68900  SH     SOLE                     X
Northern Border
   Partners              UNIT LTD PARTN  664785102    2,598    54250  SH     SOLE                                        X
Novell Inc.              COM             670006105      611    79600  SH     SOLE                                        X
Oracle Systems C         COM             68389X105    1,381   100900  SH     SOLE                                        X
Pall Corp.               COM             696429307    1,827    58600  SH     SOLE                     X
PepsiAmericas In         COM             71343P200      244    10000  SH     SOLE                                        X
Pepsico, Inc.            COM             713448108      919    15910  SH     SOLE                                        X
Pfizer Inc               COM             717081103    1,142    45876  SH     SOLE                     X
Procter & Gamble         COM             742718109      880    15277  SH     SOLE                     X
Reading International
   Class A               CL A            755408101      411    50700  SH     SOLE                                        X
Rio Tinto Plc Sp         SPONSORED ADR   767204100      351     1700  SH     SHARED-DEFINED           X
Rockwell Collins Inc.    COM             774341101      518     9200  SH     SOLE                     X
Rohm & Haas Co.          COM             775371107      850    17400  SH     SOLE                                        X
Schering Plough          COM             806605101    2,789   146900  SH     SHARED-DEFINED           X
Schlumberger Ltd         COM             806857108    2,113    16700  SH     SOLE                                        X
St. Joe Company          COM             790148100      125     2000  SH     SHARED-DEFINED           X
St. Joe Company          COM             790148100    2,977    47650  SH     SOLE                                        X
Suncor Energy Inc        COM             867229106      500     6500  SH     SHARED-DEFINED           X
Superior Inds. Intl      COM             868168105      317    16400  SH     SOLE                                        X
Sycamore Network         COM             871206108      352    75000  SH     SHARED-DEFINED           X
Sycamore Network         COM             871206108      162    13700  SH     SOLE                                        X
Tejon Ranch Co.          COM             879080109      464     9500  SH     SHARED-DEFINED           X
Tejon Ranch Co.          COM             879080109    2,360    48300  SH     SOLE                                        X
Tellabs Inc              COM             879664100      795    50000  SH     SHARED-DEFINED           X
Tellabs Inc              COM             879664100    2,057   129430  SH     SOLE                                        X
Texas Utilities          COM             873168108    4,650   103900  SH     SOLE                     X
Texas Instruments        COM             882508104      259     8000  SH     SOLE                                        X
Textron Inc.             COM             883203101     1251    13400  SH     SOLE                                        X
Time Warner Inc.         COM             887317105      705    42000  SH     SHARED-DEFINED           X
Tripath Imaging, Inc.    COM             896942109      166    23800  SH     SOLE                                        X
United Technology        COM             913017109      521     9000  SH     SOLE                                        X
United Utlities          SPONSORED ADR   91311Q105    1,689    69700  SH     SOLE                                        X
Veritas DGC Inc.         COM             92343p107      453    10000  SH     SHARED-DEFINED           X
Veritas DGC Inc.         COM             92343p107      204     4500  SH     SOLE                                        X
Verizon Comm.            COM             92343V104      214     6296  SH     SOLE                                        X
Vishay Intertechnology   COM             928298108      284    20000  SH     SHARED-DEFINED           X
Vishay Intertechnology   COM             928298108       71     5000  SH     SOLE                                        X
Vornado Rlty Tr          SH BEN INT      929042109    1,555    16200  SH     SOLE                                        X
Walgreen Co              COM             931422109    2,630    61000  SH     SOLE                     X
Waington Real
   Estate Invt           SH BEN INT      939653101    1,645    45300  SH     SOLE                                        X
Waters Corp.             COM             941848103      116     2700  SH     SOLE                                        X
Watts Water
   Technologies Inc.     CL A            942749102      363    10000  SH     SHARED-DEFINED           X
Watts Water
   Technologies Inc.     CL A            942749102    3,292    90600  SH     SOLE                     X
White Mountains
   Ins. Grp.             COM             G9618E107      594     1000  SH     SOLE                                        X
Wrigley Wm Jr Co         COM             982526105    1,590    24850  SH     SOLE                                        X
Wyeth Com                COM             983024100      557    11500  SH     SOLE                     X
                                                    169,658